Nature of Business and Organization	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Foxx Development Holdings Inc. (“Foxx” or the “Company”) was incorporated on November 13, 2023 under the name “Acri Capital Merger Sub I Inc.” On February 18, 2024, the Company entered into a business combination agreement (as amended on May 31, 2024, the “Business Combination Agreement”), by and among the Company, Acri Capital Acquisition Corporation, a Delaware corporation and our parent company at the time (“ACAC”), Acri Capital Merger Sub II Inc., a Delaware corporation and our wholly-owned subsidiary at the time (“Merger Sub”), and Foxx Development Inc. (“Old Foxx”), a Texas corporation incorporated on March 17, 2017 primarily engaged in the sales of electronic products, pursuant to which (i) ACAC merged with and into the Company, with the Company as the surviving Delaware corporation (the “Reincorporation Merger”), and (ii) Old Foxx merged with and into Merger Sub, with Merger Sub surviving as a wholly-owned Delaware subsidiary of the Company (the “Acquisition Merger”). The Reincorporation Merger, the Acquisition Merger, and other transactions contemplated under the Business Combination Agreement, are collectively referred to as the “Business Combination” (See Note 4).

Following the consummation of the Business Combination (the “Closing”) on September 26, 2024, Purchaser was renamed as “Foxx Development Holdings Inc.” and became a publicly traded company. The Merger Sub was renamed as “Foxx Development Inc.” and became the Delaware subsidiary of Purchaser.

On August 29, 2023, Foxx Technology Pte Ltd, a Singapore private company (“Foxx Technology”), was incorporated in Singapore, with Old Foxx holds 51% of the equity interests in Foxx Technology. Foxx Technology operates in the field of the manufacture of wireless communications equipment, and the wholesale of handphones, handphone peripheral equipment and other telecommunications equipment. Since the Company owns the majority controlling financial interest in Foxx Technology, according to ASC 810-10-15-10, all majority-owned subsidiaries shall be consolidated. Foxx Technology is required to be consolidated under ASC 810. As of June 30, 2024, no significant operations nor capital contributions were made to Foxx Technology. As a result, the Company’s consolidated financial statements did not reflect any operating activities from Foxx Technology. The Company has 51% voting interest of Foxx Technology. On July 30, 2024, Foxx submitted the application to dissolve Foxx Technology to the Accounting and Corporate Regulatory Authority (ACRA) of Singapore. On November 4, 2024, ACRA granted Foxx Technology’s application and struck it off from the company register of Singapore.

Note 1 — Nature of business and organization

Foxx Development Inc. (“Foxx” or the “Company”) is a Texas corporation incorporated on March 17, 2017. The Company is primarily engaged in the sales of electronic products.

On August 29, 2023, Foxx Technology Pte Ltd (“Foxx Technology”) was incorporated in Singapore, where Foxx holds 51% of equity interests. Foxx Technology operates in the field of the manufacture of wireless communications equipment, and the wholesale of handphones, handphone peripheral equipment and other telecommunications equipment. Since the Company owns the majority controlling financial interest in Foxx Technology, according to ASC 810-10-15-10, all majority-owned subsidiaries shall be consolidated. Foxx Technology is required to be consolidated under ASC 810. As of June 30, 2024, no significant operations nor capital contributions were made to Foxx Technology. As a result, the Company’s consolidated financial statements did not reflect any operating activities from Foxx Technology. The Company has 51% voting interest of Foxx Technology. On July 30, 2024, Foxx submitted the application to dissolve Foxx Technology and pending for the final approval from the Accounting and Corporate Regulatory Authority of Singapore.

Recent Development

Foxx Development Holdings Inc. was incorporated on November 13, 2023 under the name “Acri Capital Merger Sub I Inc.” On February 18, 2024, Acri Capital Merger Sub I Inc. (“Purchaser” and after the Closing (as defined below), the “New Foxx”) entered into a business combination agreement (as amended from time to time, the “Business Combination Agreement”), by and among Acri Capital Acquisition Corporation (“ACAC”, or “Parent”), Purchaser, Acri Capital Merger Sub II Inc., a Delaware corporation and wholly-owned subsidiary of Purchaser (“Merger Sub”), and Foxx, pursuant to which (i) Parent will merger with and into Purchaser (the “Reincorporation Merger”), and (ii) Foxx will merge with and into Merger Sub, with Merger Sub surviving as a wholly-owned subsidiary of Purchaser (the “Acquisition Merger”). The Reincorporation Merger, the Acquisition Merger, and other transactions contemplated under the Business Combination Agreement, are collectively referred to as the “Business Combination”.

Following the consummation of the Business Combination (the “Closing”) on September 26, 2024, Purchaser was renamed as “Foxx Development Holdings Inc.”, and became a publicly traded company. The Merger Sub was renamed as “Foxx Development Inc.” and became the Delaware subsidiary of Purchaser. See Note 22 for more details.